Derivatives - Summary of Derivative Currency Swap Contract List (Details) - 12 months ended Dec. 31, 2024 - Currency swap contracts
€ in Thousands, kr in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions
	KRW (₩)	USD ($)	HKD ($)	CHF (SFr)	EUR (€)	SEK (kr)
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered
Derivative, Term of Contract	2014~2029	2014~2029	2014~2029	2014~2029	2014~2029	2014~2029
Contract Amount Pay	₩ 102,470
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	3.14%	3.14%	3.14%	3.14%	3.14%	3.14%
Contract Interest rate Receive	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%
Contract exchange rate	1,024.7	1,024.7	1,024.7	1,024.7	1,024.7	1,024.7
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2019~2027	2019~2027	2019~2027	2019~2027	2019~2027	2019~2027
Contract Amount Pay	₩ 21,708
Contract Amount Receive | $		$ 19,417
Contract Interest rate Pay	5.04%	5.04%	5.04%	5.04%	5.04%	5.04%
Contract Interest rate Receive	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%
Contract exchange rate	1,118	1,118	1,118	1,118	1,118	1,118
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025
Contract Amount Pay	₩ 241,320
Contract Amount Receive | $		$ 200,000
Contract Interest rate Pay	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%
Contract Interest rate Receive	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%
Contract exchange rate	1,206.6	1,206.6	1,206.6	1,206.6	1,206.6	1,206.6
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025
Contract Amount Pay	₩ 241,320
Contract Amount Receive | $		$ 200,000
Contract Interest rate Pay	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%
Contract Interest rate Receive	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%
Contract exchange rate	1,206.6	1,206.6	1,206.6	1,206.6	1,206.6	1,206.6
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank
Derivative, Term of Contract	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025
Contract Amount Pay	₩ 120,660
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%
Contract Interest rate Receive	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%
Contract exchange rate	1,206.6	1,206.6	1,206.6	1,206.6	1,206.6	1,206.6
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank
Derivative, Term of Contract	2020~2026	2020~2026	2020~2026	2020~2026	2020~2026	2020~2026
Contract Amount Pay	₩ 76,355
Contract Amount Receive | $		$ 70,445
Contract Interest rate Pay	5.83%	5.83%	5.83%	5.83%	5.83%	5.83%
Contract Interest rate Receive	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Contract exchange rate	1,083.9	1,083.9	1,083.9	1,083.9	1,083.9	1,083.9
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026
Contract Amount Pay	₩ 118,170
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	1.11%	1.11%	1.11%	1.11%	1.11%	1.11%
Contract Interest rate Receive	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%
Contract exchange rate	1,181.7	1,181.7	1,181.7	1,181.7	1,181.7	1,181.7
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026
Contract Amount Pay	₩ 118,170
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	1.11%	1.11%	1.11%	1.11%	1.11%	1.11%
Contract Interest rate Receive	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%
Contract exchange rate	1,181.7	1,181.7	1,181.7	1,181.7	1,181.7	1,181.7
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026
Contract Amount Pay	₩ 118,170
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	1.11%	1.11%	1.11%	1.11%	1.11%	1.11%
Contract Interest rate Receive	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%
Contract exchange rate	1,181.7	1,181.7	1,181.7	1,181.7	1,181.7	1,181.7
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025
Contract Amount Pay	₩ 385,800
Contract Amount Receive | $		$ 300,000
Contract Interest rate Pay	3.11%	3.11%	3.11%	3.11%	3.11%	3.11%
Contract Interest rate Receive	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%
Contract exchange rate	1,286	1,286	1,286	1,286	1,286	1,286
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025
Contract Amount Pay	₩ 257,200
Contract Amount Receive | $		$ 200,000
Contract Interest rate Pay	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%
Contract Interest rate Receive	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%
Contract exchange rate	1,286	1,286	1,286	1,286	1,286	1,286
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan
Derivative, Term of Contract	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027
Contract Amount Pay	₩ 128,600
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%
Contract Interest rate Receive	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Contract exchange rate	1,286	1,286	1,286	1,286	1,286	1,286
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027
Contract Amount Pay	₩ 128,600
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%
Contract Interest rate Receive	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Contract exchange rate	1,286	1,286	1,286	1,286	1,286	1,286
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank
Derivative, Term of Contract	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027
Contract Amount Pay	₩ 128,600
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%
Contract Interest rate Receive	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Contract exchange rate	1,286	1,286	1,286	1,286	1,286	1,286
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2022~2026	2022~2026	2022~2026	2022~2026	2022~2026	2022~2026
Contract Amount Pay	₩ 283,820
Contract Amount Receive | $		$ 200,000
Contract Interest rate Pay	4.67%	4.67%	4.67%	4.67%	4.67%	4.67%
Contract Interest rate Receive	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%
Contract exchange rate	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2022~2026	2022~2026	2022~2026	2022~2026	2022~2026	2022~2026
Contract Amount Pay	₩ 141,910
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	4.68%	4.68%	4.68%	4.68%	4.68%	4.68%
Contract Interest rate Receive	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%
Contract exchange rate	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan
Derivative, Term of Contract	2022~2026	2022~2026	2022~2026	2022~2026	2022~2026	2022~2026
Contract Amount Pay	₩ 141,910
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%
Contract Interest rate Receive	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%
Contract exchange rate	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2022~2026	2022~2026	2022~2026	2022~2026	2022~2026	2022~2026
Contract Amount Pay	₩ 141,910
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	4.68%	4.68%	4.68%	4.68%	4.68%	4.68%
Contract Interest rate Receive	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%
Contract exchange rate	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2022~2028	2022~2028	2022~2028	2022~2028	2022~2028	2022~2028
Contract Amount Pay	₩ 283,820
Contract Amount Receive | $		$ 200,000
Contract Interest rate Pay	5.12%	5.12%	5.12%	5.12%	5.12%	5.12%
Contract Interest rate Receive	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%
Contract exchange rate	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2022~2028	2022~2028	2022~2028	2022~2028	2022~2028	2022~2028
Contract Amount Pay	₩ 141,910
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%
Contract Interest rate Receive	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%
Contract exchange rate	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2023~2026	2023~2026	2023~2026	2023~2026	2023~2026	2023~2026
Contract Amount Pay	₩ 256,000
Contract Amount Receive | $		$ 200,000
Contract Interest rate Pay	3.97%	3.97%	3.97%	3.97%	3.97%	3.97%
Contract Interest rate Receive	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%
Contract exchange rate	1,280	1,280	1,280	1,280	1,280	1,280
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank
Derivative, Term of Contract	2023~2026	2023~2026	2023~2026	2023~2026	2023~2026	2023~2026
Contract Amount Pay	₩ 192,000
Contract Amount Receive | $		$ 150,000
Contract Interest rate Pay	3.99%	3.99%	3.99%	3.99%	3.99%	3.99%
Contract Interest rate Receive	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%
Contract exchange rate	1,280	1,280	1,280	1,280	1,280	1,280
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank
Derivative, Term of Contract	2023~2026	2023~2026	2023~2026	2023~2026	2023~2026	2023~2026
Contract Amount Pay	₩ 128,000
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	4.03%	4.03%	4.03%	4.03%	4.03%	4.03%
Contract Interest rate Receive	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%
Contract exchange rate	1,280	1,280	1,280	1,280	1,280	1,280
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2023~2026	2023~2026	2023~2026	2023~2026	2023~2026	2023~2026
Contract Amount Pay	₩ 256,000
Contract Amount Receive | $		$ 200,000
Contract Interest rate Pay	4.04%	4.04%	4.04%	4.04%	4.04%	4.04%
Contract Interest rate Receive	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%
Contract exchange rate	1,280	1,280	1,280	1,280	1,280	1,280
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Bank of America	Bank of America	Bank of America	Bank of America	Bank of America	Bank of America
Derivative, Term of Contract	2023~2026	2023~2026	2023~2026	2023~2026	2023~2026	2023~2026
Contract Amount Pay	₩ 128,000
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	4.04%	4.04%	4.04%	4.04%	4.04%	4.04%
Contract Interest rate Receive	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%
Contract exchange rate	1,280	1,280	1,280	1,280	1,280	1,280
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered
Derivative, Term of Contract	2023~2026	2023~2026	2023~2026	2023~2026	2023~2026	2023~2026
Contract Amount Pay	₩ 128,000
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	4.04%	4.04%	4.04%	4.04%	4.04%	4.04%
Contract Interest rate Receive	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%
Contract exchange rate	1,280	1,280	1,280	1,280	1,280	1,280
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2023~2026	2023~2026	2023~2026	2023~2026	2023~2026	2023~2026
Contract Amount Pay	₩ 192,000
Contract Amount Receive | $		$ 150,000
Contract Interest rate Pay	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%
Contract Interest rate Receive	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%
Contract exchange rate	1,280	1,280	1,280	1,280	1,280	1,280
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank
Derivative, Term of Contract	2024~2027	2024~2027	2024~2027	2024~2027	2024~2027	2024~2027
Contract Amount Pay	₩ 133,060
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	3.53%	3.53%	3.53%	3.53%	3.53%	3.53%
Contract Interest rate Receive	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%
Contract exchange rate	1,330.6	1,330.6	1,330.6	1,330.6	1,330.6	1,330.6
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank
Derivative, Term of Contract	2024~2027	2024~2027	2024~2027	2024~2027	2024~2027	2024~2027
Contract Amount Pay	₩ 133,060
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	3.53%	3.53%	3.53%	3.53%	3.53%	3.53%
Contract Interest rate Receive	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%
Contract exchange rate	1,330.6	1,330.6	1,330.6	1,330.6	1,330.6	1,330.6
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2024~2027	2024~2027	2024~2027	2024~2027	2024~2027	2024~2027
Contract Amount Pay	₩ 864,890
Contract Amount Receive | $		$ 650,000
Contract Interest rate Pay	3.53%	3.53%	3.53%	3.53%	3.53%	3.53%
Contract Interest rate Receive	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%
Contract exchange rate	1,330.6	1,330.6	1,330.6	1,330.6	1,330.6	1,330.6
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Bank of America	Bank of America	Bank of America	Bank of America	Bank of America	Bank of America
Derivative, Term of Contract	2024~2027	2024~2027	2024~2027	2024~2027	2024~2027	2024~2027
Contract Amount Pay	₩ 133,060
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	3.53%	3.53%	3.53%	3.53%	3.53%	3.53%
Contract Interest rate Receive	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%
Contract exchange rate	1,330.6	1,330.6	1,330.6	1,330.6	1,330.6	1,330.6
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered
Derivative, Term of Contract	2024~2027	2024~2027	2024~2027	2024~2027	2024~2027	2024~2027
Contract Amount Pay	₩ 133,060
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	3.53%	3.53%	3.53%	3.53%	3.53%	3.53%
Contract Interest rate Receive	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%
Contract exchange rate	1,330.6	1,330.6	1,330.6	1,330.6	1,330.6	1,330.6
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	IBK Securities Co., Ltd.	IBK Securities Co., Ltd.	IBK Securities Co., Ltd.	IBK Securities Co., Ltd.	IBK Securities Co., Ltd.	IBK Securities Co., Ltd.
Derivative, Term of Contract	2024~2027	2024~2027	2024~2027	2024~2027	2024~2027	2024~2027
Contract Amount Pay	₩ 199,590
Contract Amount Receive | $		$ 150,000
Contract Interest rate Pay	3.53%	3.53%	3.53%	3.53%	3.53%	3.53%
Contract Interest rate Receive	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%
Contract exchange rate	1,330.6	1,330.6	1,330.6	1,330.6	1,330.6	1,330.6
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank
Derivative, Term of Contract	2024~2034	2024~2034	2024~2034	2024~2034	2024~2034	2024~2034
Contract Amount Pay	₩ 138,010
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	3.64%	3.64%	3.64%	3.64%	3.64%	3.64%
Contract Interest rate Receive	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%
Contract exchange rate	1,380.1	1,380.1	1,380.1	1,380.1	1,380.1	1,380.1
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2024~2034	2024~2034	2024~2034	2024~2034	2024~2034	2024~2034
Contract Amount Pay	₩ 138,010
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	3.69%	3.69%	3.69%	3.69%	3.69%	3.69%
Contract Interest rate Receive	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%
Contract exchange rate	1,380.1	1,380.1	1,380.1	1,380.1	1,380.1	1,380.1
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2024~2034	2024~2034	2024~2034	2024~2034	2024~2034	2024~2034
Contract Amount Pay	₩ 119,958
Contract Amount Receive | $		$ 86,920
Contract Interest rate Pay	3.74%	3.74%	3.74%	3.74%	3.74%	3.74%
Contract Interest rate Receive	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%
Contract exchange rate	1,380.1	1,380.1	1,380.1	1,380.1	1,380.1	1,380.1
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Nomura	Nomura	Nomura	Nomura	Nomura	Nomura
Derivative, Term of Contract	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025
Contract Amount Pay	₩ 111,190
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%
Contract Interest rate Receive	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%
Contract exchange rate	1,111.9	1,111.9	1,111.9	1,111.9	1,111.9	1,111.9
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025
Contract Amount Pay	₩ 111,190
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%
Contract Interest rate Receive	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%
Contract exchange rate	1,111.9	1,111.9	1,111.9	1,111.9	1,111.9	1,111.9
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025
Contract Amount Pay	₩ 55,595
Contract Amount Receive | $		$ 50,000
Contract Interest rate Pay	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%
Contract Interest rate Receive	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%
Contract exchange rate	1,111.9	1,111.9	1,111.9	1,111.9	1,111.9	1,111.9
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025
Contract Amount Pay	₩ 55,595
Contract Amount Receive | $		$ 50,000
Contract Interest rate Pay	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%
Contract Interest rate Receive	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%
Contract exchange rate	1,111.9	1,111.9	1,111.9	1,111.9	1,111.9	1,111.9
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2017~2027	2017~2027	2017~2027	2017~2027	2017~2027	2017~2027
Contract Amount Pay	₩ 111,610
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%
Contract Interest rate Receive	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%
Contract exchange rate	1,116.1	1,116.1	1,116.1	1,116.1	1,116.1	1,116.1
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2017~2027	2017~2027	2017~2027	2017~2027	2017~2027	2017~2027
Contract Amount Pay	₩ 111,610
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	2.31%	2.31%	2.31%	2.31%	2.31%	2.31%
Contract Interest rate Receive	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%
Contract exchange rate	1,116.1	1,116.1	1,116.1	1,116.1	1,116.1	1,116.1
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2017~2027	2017~2027	2017~2027	2017~2027	2017~2027	2017~2027
Contract Amount Pay	₩ 111,610
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	2.31%	2.31%	2.31%	2.31%	2.31%	2.31%
Contract Interest rate Receive	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%
Contract exchange rate	1,116.1	1,116.1	1,116.1	1,116.1	1,116.1	1,116.1
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2018~2028	2018~2028	2018~2028	2018~2028	2018~2028	2018~2028
Contract Amount Pay	₩ 108,600
Contract Amount Receive | $			$ 800,000
Contract Interest rate Pay	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%
Contract Interest rate Receive	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%
Contract exchange rate	135.75	135.75	135.75	135.75	135.75	135.75
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank
Derivative, Term of Contract	2018~2028	2018~2028	2018~2028	2018~2028	2018~2028	2018~2028
Contract Amount Pay	₩ 115,387
Contract Amount Receive | $			$ 850,000
Contract Interest rate Pay	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%
Contract Interest rate Receive	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%
Contract exchange rate	135.75	135.75	135.75	135.75	135.75	135.75
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2019~2027	2019~2027	2019~2027	2019~2027	2019~2027	2019~2027
Contract Amount Pay	₩ 119,978
Contract Amount Receive | SFr				SFr 100,000
Contract Interest rate Pay	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%
Contract Interest rate Receive	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Contract exchange rate	1,199.78	1,199.78	1,199.78	1,199.78	1,199.78	1,199.78
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026
Contract Amount Pay	₩ 222,800
Contract Amount Receive | $		$ 200,000
Contract Interest rate Pay	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Contract Interest rate Receive	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Contract exchange rate	1,114	1,114	1,114	1,114	1,114	1,114
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank
Derivative, Term of Contract	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026
Contract Amount Pay	₩ 111,400
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%
Contract Interest rate Receive	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Contract exchange rate	1,114	1,114	1,114	1,114	1,114	1,114
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026
Contract Amount Pay	₩ 111,400
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Contract Interest rate Receive	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Contract exchange rate	1,114	1,114	1,114	1,114	1,114	1,114
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank
Derivative, Term of Contract	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026
Contract Amount Pay	₩ 111,400
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Contract Interest rate Receive	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Contract exchange rate	1,114	1,114	1,114	1,114	1,114	1,114
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027
Contract Amount Pay	₩ 262,000
Contract Amount Receive | $		$ 200,000
Contract Interest rate Pay	3.62%	3.62%	3.62%	3.62%	3.62%	3.62%
Contract Interest rate Receive	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%
Contract exchange rate	1,310	1,310	1,310	1,310	1,310	1,310
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Export-Import Bank of Korea	Export-Import Bank of Korea	Export-Import Bank of Korea	Export-Import Bank of Korea	Export-Import Bank of Korea	Export-Import Bank of Korea
Derivative, Term of Contract	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027
Contract Amount Pay	₩ 131,000
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%
Contract Interest rate Receive	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%
Contract exchange rate	1,310	1,310	1,310	1,310	1,310	1,310
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank
Derivative, Term of Contract	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027
Contract Amount Pay	₩ 131,000
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	3.62%	3.62%	3.62%	3.62%	3.62%	3.62%
Contract Interest rate Receive	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%
Contract exchange rate	1,310	1,310	1,310	1,310	1,310	1,310
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027
Contract Amount Pay	₩ 131,000
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%
Contract Interest rate Receive	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%
Contract exchange rate	1,310	1,310	1,310	1,310	1,310	1,310
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027
Contract Amount Pay	₩ 262,000
Contract Amount Receive | $		$ 200,000
Contract Interest rate Pay	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%
Contract Interest rate Receive	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%
Contract exchange rate	1,310	1,310	1,310	1,310	1,310	1,310
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Export-Import Bank of Korea	Export-Import Bank of Korea	Export-Import Bank of Korea	Export-Import Bank of Korea	Export-Import Bank of Korea	Export-Import Bank of Korea
Derivative, Term of Contract	2022~2032	2022~2032	2022~2032	2022~2032	2022~2032	2022~2032
Contract Amount Pay	₩ 349,829
Contract Amount Receive | $			$ 1,935,000
Contract Interest rate Pay	4.87%	4.87%	4.87%	4.87%	4.87%	4.87%
Contract Interest rate Receive	5.16%	5.16%	5.16%	5.16%	5.16%	5.16%
Contract exchange rate	180.79	180.79	180.79	180.79	180.79	180.79
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan
Derivative, Term of Contract	2022~2032	2022~2032	2022~2032	2022~2032	2022~2032	2022~2032
Contract Amount Pay	₩ 75,194
Contract Amount Receive | $			$ 415,000
Contract Interest rate Pay	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Contract Interest rate Receive	5.16%	5.16%	5.16%	5.16%	5.16%	5.16%
Contract exchange rate	181.19	181.19	181.19	181.19	181.19	181.19
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Export-Import Bank of Korea	Export-Import Bank of Korea	Export-Import Bank of Korea	Export-Import Bank of Korea	Export-Import Bank of Korea	Export-Import Bank of Korea
Derivative, Term of Contract	2023~2030	2023~2030	2023~2030	2023~2030	2023~2030	2023~2030
Contract Amount Pay	₩ 172,982
Contract Amount Receive | $			$ 1,037,000
Contract Interest rate Pay	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%
Contract Interest rate Receive	4.51%	4.51%	4.51%	4.51%	4.51%	4.51%
Contract exchange rate	166.81	166.81	166.81	166.81	166.81	166.81
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2024~2028	2024~2028	2024~2028	2024~2028	2024~2028	2024~2028
Contract Amount Pay	₩ 128,940
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	3.73%	3.73%	3.73%	3.73%	3.73%	3.73%
Contract Interest rate Receive	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Contract exchange rate	1,289.4	1,289.4	1,289.4	1,289.4	1,289.4	1,289.4
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan
Derivative, Term of Contract	2024~2028	2024~2028	2024~2028	2024~2028	2024~2028	2024~2028
Contract Amount Pay	₩ 128,940
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	3.85%	3.85%	3.85%	3.85%	3.85%	3.85%
Contract Interest rate Receive	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Contract exchange rate	1,289.4	1,289.4	1,289.4	1,289.4	1,289.4	1,289.4
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2024~2028	2024~2028	2024~2028	2024~2028	2024~2028	2024~2028
Contract Amount Pay	₩ 257,880
Contract Amount Receive | $		$ 200,000
Contract Interest rate Pay	3.80%	3.80%	3.80%	3.80%	3.80%	3.80%
Contract Interest rate Receive	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Contract exchange rate	1,289.4	1,289.4	1,289.4	1,289.4	1,289.4	1,289.4
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2024~2028	2024~2028	2024~2028	2024~2028	2024~2028	2024~2028
Contract Amount Pay	₩ 128,940
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	3.69%	3.69%	3.69%	3.69%	3.69%	3.69%
Contract Interest rate Receive	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Contract exchange rate	1,289.4	1,289.4	1,289.4	1,289.4	1,289.4	1,289.4
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2024~2029	2024~2029	2024~2029	2024~2029	2024~2029	2024~2029
Contract Amount Pay	₩ 138,540
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%
Contract Interest rate Receive	4.63%	4.63%	4.63%	4.63%	4.63%	4.63%
Contract exchange rate	1,385.4	1,385.4	1,385.4	1,385.4	1,385.4	1,385.4
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank
Derivative, Term of Contract	2024~2029	2024~2029	2024~2029	2024~2029	2024~2029	2024~2029
Contract Amount Pay	₩ 138,540
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%
Contract Interest rate Receive	4.63%	4.63%	4.63%	4.63%	4.63%	4.63%
Contract exchange rate	1,385.4	1,385.4	1,385.4	1,385.4	1,385.4	1,385.4
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank
Derivative, Term of Contract	2024~2029	2024~2029	2024~2029	2024~2029	2024~2029	2024~2029
Contract Amount Pay	₩ 138,540
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	3.16%	3.16%	3.16%	3.16%	3.16%	3.16%
Contract Interest rate Receive	4.63%	4.63%	4.63%	4.63%	4.63%	4.63%
Contract exchange rate	1,385.4	1,385.4	1,385.4	1,385.4	1,385.4	1,385.4
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2024~2029	2024~2029	2024~2029	2024~2029	2024~2029	2024~2029
Contract Amount Pay	₩ 138,540
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	3.17%	3.17%	3.17%	3.17%	3.17%	3.17%
Contract Interest rate Receive	4.63%	4.63%	4.63%	4.63%	4.63%	4.63%
Contract exchange rate	1,385.4	1,385.4	1,385.4	1,385.4	1,385.4	1,385.4
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2024~2029	2024~2029	2024~2029	2024~2029	2024~2029	2024~2029
Contract Amount Pay	₩ 138,540
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	3.19%	3.19%	3.19%	3.19%	3.19%	3.19%
Contract Interest rate Receive	4.63%	4.63%	4.63%	4.63%	4.63%	4.63%
Contract exchange rate	1,385.4	1,385.4	1,385.4	1,385.4	1,385.4	1,385.4
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank
Derivative, Term of Contract	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025
Contract Amount Pay	₩ 118,780
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%
Contract Interest rate Receive	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%
Contract exchange rate	1,187.8	1,187.8	1,187.8	1,187.8	1,187.8	1,187.8
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank
Derivative, Term of Contract	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025
Contract Amount Pay	₩ 118,780
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%
Contract Interest rate Receive	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%
Contract exchange rate	1,187.8	1,187.8	1,187.8	1,187.8	1,187.8	1,187.8
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025
Contract Amount Pay	₩ 118,780
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%
Contract Interest rate Receive	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%
Contract exchange rate	1,187.8	1,187.8	1,187.8	1,187.8	1,187.8	1,187.8
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2020~2026	2020~2026	2020~2026	2020~2026	2020~2026	2020~2026
Contract Amount Pay	₩ 118,910
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Contract Interest rate Receive	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Contract exchange rate	1,189.1	1,189.1	1,189.1	1,189.1	1,189.1	1,189.1
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2020~2026	2020~2026	2020~2026	2020~2026	2020~2026	2020~2026
Contract Amount Pay	₩ 118,910
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Contract Interest rate Receive	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Contract exchange rate	1,189.1	1,189.1	1,189.1	1,189.1	1,189.1	1,189.1
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2020~2026	2020~2026	2020~2026	2020~2026	2020~2026	2020~2026
Contract Amount Pay	₩ 118,910
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Contract Interest rate Receive	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Contract exchange rate	1,189.1	1,189.1	1,189.1	1,189.1	1,189.1	1,189.1
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Nomura	Nomura	Nomura	Nomura	Nomura	Nomura
Derivative, Term of Contract	2017~2037	2017~2037	2017~2037	2017~2037	2017~2037	2017~2037
Contract Amount Pay	₩ 52,457
Contract Amount Receive | €					€ 40,000
Contract Interest rate Pay	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%
Contract Interest rate Receive	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%
Contract exchange rate	1,311.42	1,311.42	1,311.42	1,311.42	1,311.42	1,311.42
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Nomura	Nomura	Nomura	Nomura	Nomura	Nomura
Derivative, Term of Contract	2017~2037	2017~2037	2017~2037	2017~2037	2017~2037	2017~2037
Contract Amount Pay	₩ 59,423
Contract Amount Receive | kr						kr 450,000
Contract Interest rate Pay	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%
Contract Interest rate Receive	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%
Contract exchange rate	132.05	132.05	132.05	132.05	132.05	132.05
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank
Derivative, Term of Contract	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026
Contract Amount Pay	₩ 114,230
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%
Contract Interest rate Receive	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Contract exchange rate	1,142.3	1,142.3	1,142.3	1,142.3	1,142.3	1,142.3
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026
Contract Amount Pay	₩ 114,230
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%
Contract Interest rate Receive	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Contract exchange rate	1,142.3	1,142.3	1,142.3	1,142.3	1,142.3	1,142.3
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026
Contract Amount Pay	₩ 114,230
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%
Contract Interest rate Receive	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Contract exchange rate	1,142.3	1,142.3	1,142.3	1,142.3	1,142.3	1,142.3
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027
Contract Amount Pay	₩ 123,710
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%
Contract Interest rate Receive	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%
Contract exchange rate	1,237.1	1,237.1	1,237.1	1,237.1	1,237.1	1,237.1
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027
Contract Amount Pay	₩ 123,710
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%
Contract Interest rate Receive	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%
Contract exchange rate	1,237.1	1,237.1	1,237.1	1,237.1	1,237.1	1,237.1
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan
Derivative, Term of Contract	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027
Contract Amount Pay	₩ 123,710
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%
Contract Interest rate Receive	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%
Contract exchange rate	1,237.1	1,237.1	1,237.1	1,237.1	1,237.1	1,237.1
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025
Contract Amount Pay	₩ 128,560
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	3.37%	3.37%	3.37%	3.37%	3.37%	3.37%
Contract Interest rate Receive	4.13%	4.13%	4.13%	4.13%	4.13%	4.13%
Contract exchange rate	1,285.6	1,285.6	1,285.6	1,285.6	1,285.6	1,285.6
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025
Contract Amount Pay	₩ 128,560
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	3.37%	3.37%	3.37%	3.37%	3.37%	3.37%
Contract Interest rate Receive	4.13%	4.13%	4.13%	4.13%	4.13%	4.13%
Contract exchange rate	1,285.6	1,285.6	1,285.6	1,285.6	1,285.6	1,285.6
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank
Derivative, Term of Contract	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025
Contract Amount Pay	₩ 128,560
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	3.37%	3.37%	3.37%	3.37%	3.37%	3.37%
Contract Interest rate Receive	4.13%	4.13%	4.13%	4.13%	4.13%	4.13%
Contract exchange rate	1,285.6	1,285.6	1,285.6	1,285.6	1,285.6	1,285.6
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026
Contract Amount Pay	₩ 220,600
Contract Amount Receive | $		$ 200,000
Contract Interest rate Pay	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Contract Interest rate Receive	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Contract exchange rate	1,103	1,103	1,103	1,103	1,103	1,103
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank
Derivative, Term of Contract	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026
Contract Amount Pay	₩ 220,600
Contract Amount Receive | $		$ 200,000
Contract Interest rate Pay	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Contract Interest rate Receive	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Contract exchange rate	1,103	1,103	1,103	1,103	1,103	1,103
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026
Contract Amount Pay	₩ 55,150
Contract Amount Receive | $		$ 50,000
Contract Interest rate Pay	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Contract Interest rate Receive	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Contract exchange rate	1,103	1,103	1,103	1,103	1,103	1,103
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank
Derivative, Term of Contract	2023~2026	2023~2026	2023~2026	2023~2026	2023~2026	2023~2026
Contract Amount Pay	₩ 132,930
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	4.07%	4.07%	4.07%	4.07%	4.07%	4.07%
Contract Interest rate Receive	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%
Contract exchange rate	1,329.3	1,329.3	1,329.3	1,329.3	1,329.3	1,329.3
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank
Derivative, Term of Contract	2023~2026	2023~2026	2023~2026	2023~2026	2023~2026	2023~2026
Contract Amount Pay	₩ 132,930
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%
Contract Interest rate Receive	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%
Contract exchange rate	1,329.3	1,329.3	1,329.3	1,329.3	1,329.3	1,329.3
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank
Derivative, Term of Contract	2023~2026	2023~2026	2023~2026	2023~2026	2023~2026	2023~2026
Contract Amount Pay	₩ 132,930
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	4.07%	4.07%	4.07%	4.07%	4.07%	4.07%
Contract Interest rate Receive	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%
Contract exchange rate	1,329.3	1,329.3	1,329.3	1,329.3	1,329.3	1,329.3
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025
Contract Amount Pay	₩ 245,560
Contract Amount Receive | $		$ 200,000
Contract Interest rate Pay	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Contract Interest rate Receive	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
Contract exchange rate	1,227.8	1,227.8	1,227.8	1,227.8	1,227.8	1,227.8
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025
Contract Amount Pay	₩ 245,560
Contract Amount Receive | $		$ 200,000
Contract Interest rate Pay	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Contract Interest rate Receive	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
Contract exchange rate	1,227.8	1,227.8	1,227.8	1,227.8	1,227.8	1,227.8
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025
Contract Amount Pay	₩ 122,780
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Contract Interest rate Receive	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
Contract exchange rate	1,227.8	1,227.8	1,227.8	1,227.8	1,227.8	1,227.8
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan
Derivative, Term of Contract	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025
Contract Amount Pay	₩ 126,180
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	2.80%	2.80%	2.80%	2.80%	2.80%	2.80%
Contract Interest rate Receive	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%
Contract exchange rate	1,261.8	1,261.8	1,261.8	1,261.8	1,261.8	1,261.8
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025
Contract Amount Pay	₩ 126,180
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	2.80%	2.80%	2.80%	2.80%	2.80%	2.80%
Contract Interest rate Receive	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%
Contract exchange rate	1,261.8	1,261.8	1,261.8	1,261.8	1,261.8	1,261.8
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025
Contract Amount Pay	₩ 252,360
Contract Amount Receive | $		$ 200,000
Contract Interest rate Pay	2.83%	2.83%	2.83%	2.83%	2.83%	2.83%
Contract Interest rate Receive	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%
Contract exchange rate	1,261.8	1,261.8	1,261.8	1,261.8	1,261.8	1,261.8
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025
Contract Amount Pay	₩ 126,180
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	2.85%	2.85%	2.85%	2.85%	2.85%	2.85%
Contract Interest rate Receive	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%
Contract exchange rate	1,261.8	1,261.8	1,261.8	1,261.8	1,261.8	1,261.8
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2023~2028	2023~2028	2023~2028	2023~2028	2023~2028	2023~2028
Contract Amount Pay	₩ 259,000
Contract Amount Receive | $		$ 200,000
Contract Interest rate Pay	3.83%	3.83%	3.83%	3.83%	3.83%	3.83%
Contract Interest rate Receive	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%
Contract exchange rate	1,295	1,295	1,295	1,295	1,295	1,295
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2023~2028	2023~2028	2023~2028	2023~2028	2023~2028	2023~2028
Contract Amount Pay	₩ 129,500
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	3.85%	3.85%	3.85%	3.85%	3.85%	3.85%
Contract Interest rate Receive	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%
Contract exchange rate	1,295	1,295	1,295	1,295	1,295	1,295
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Bank of America	Bank of America	Bank of America	Bank of America	Bank of America	Bank of America
Derivative, Term of Contract	2023~2028	2023~2028	2023~2028	2023~2028	2023~2028	2023~2028
Contract Amount Pay	₩ 64,750
Contract Amount Receive | $		$ 50,000
Contract Interest rate Pay	3.85%	3.85%	3.85%	3.85%	3.85%	3.85%
Contract Interest rate Receive	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%
Contract exchange rate	1,295	1,295	1,295	1,295	1,295	1,295